Goodwill and Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Amortized intangible asset	$ 44	$ 62